Long-Term Investment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2021
Long-Term Investment [Line Items]
Impairment loss		$ 1,607,537
Impairment carrying amount
Kahamadi Bio [Member]
Long-Term Investment [Line Items]
Investment percentage	49.00%
Suffered loss	$ 0	$ 0
Zhuoli Service [Member]
Long-Term Investment [Line Items]
Investment percentage	39.00%
Suffered loss			$ 2,402,376
Jiuzhou Pharmacy [Member]
Long-Term Investment [Line Items]
Injected funds				$ 1,443,752